Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues [Abstract]
Billboard	$ 690.2		$ 685.8		$ 925.7		$ 913.6		$ 894.2
Transit and other	268.6		264.3		368.3		371.0		382.9
Total revenues	958.8		950.1		1,294.0	[1]	1,284.6	[1]	1,277.1	[1]
Expenses:
Operating	512.3		504.5		686.9		700.1		689.4
Selling, general and administrative	161.1		146.8		199.8		181.8		178.4
Restructuring charges	6.2	[2]	0	[2]	0		2.5		3.0
Acquisition costs	1.4	[2]	0	[2]
Net gain (loss) on dispositions	1.4		9.8		27.3		(2.2)		(2.0)
Depreciation	79.3		78.3		104.5		105.9		109.0
Amortization	67.3		68.2		91.3		90.9		102.9
Total expenses	826.2		788.0		1,055.2		1,083.4		1,084.7
Operating income	132.6		162.1		238.8		201.2		192.4
Interest income (expense), net	(57.3)		0
Other income (expense), net	(0.5)		0		(1.2)		(1.0)		0.8
Income before income taxes and equity in earnings of investee companies	74.8		162.1		237.6		200.2		193.2
Benefit (provision) for income taxes	202.9		(70.5)		(96.6)		(89.0)		(87.8)
Equity in earnings of investee companies, net of tax	1.4		1.9		2.5		2.2		1.7
Net income	$ 279.1		$ 93.5		$ 143.5		$ 113.4		$ 107.1
Net income per common share:
Basic	$ 2.49		$ 0.83		$ 1.48		$ 1.17		$ 1.10
Diluted	$ 2.47		$ 0.83		$ 1.48		$ 1.17		$ 1.10
Basic and Diluted					$ 1.48		$ 1.17		$ 1.10
Weighted average shares outstanding:
Basic	112.3		112.3		97.0		97.0		97.0
Diluted	112.8		112.8		97.0		97.0		97.0
Basic and Diluted					97.0		97.0		97.0
Dividends declared per common share	$ 0.74		$ 0.00

[1]	Revenues classifications are based on customers’ locations.
[2]	Restructuring charges (including stock-based compensation of $3.5 million), costs related to the Acquisition and stock-based compensation are classified as Corporate expense.